Cover Page	12 Months Ended
	Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Entity Central Index Key	0001086888
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	MANULIFE FINANCIAL CORPORATION
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Trading Symbol	MFC
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Entity Address, Country	CA
Entity Interactive Data Current	Yes
Entity Address, State or Province	ON
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity File Number	1-14942
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	200 Bloor Street East
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M4W 1E5
City Area Code	416
Local Phone Number	926-3000
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1263
Auditor Location	Toronto, Ontario, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	MA
Contact Personnel Name	James D. Gallagher
Entity Address, Address Line One	200 Berkeley Street
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	663-3000
Common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,806,039,020
Class A Shares Series 2 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,000,000
Class A Shares Series 3 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000
Class 1 Shares Series 3 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,537,903
Class 1 Shares Series 4 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,462,097
Class 1 Shares Series 9 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 11 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 13 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 15 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 17 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,000,000
Class 1 Shares Series 19 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 25 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 27 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,000,000	[1]
Class 1 Shares Series 28 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,200,000	[2]
Class 1 Shares Series 29 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,000,000	[3]

[1]	In connection with the issuance of C$2 billion principal amount of 3.375% Limited Recourse Capital Notes (LRCN) Series 1 (Subordinated Indebtedness) on February 19, 2021, the Registrant issued 2 million Class 1 Series 27 preferred shares (Series 27) at a price of C$1,000 per Series 27 share. The Series 27 shares were issued to the limited recourse trustee of a consolidated trust to be held as trust assets in connection with the LRCN structure.
[2]	In connection with the issuance of C$1.2 billion principal amount of 4.100% LRCN Series 2 (Subordinated Indebtedness) on November 12, 2021, the Registrant issued 1.2 million Class 1 Series 28 preferred shares (Series 28) at a price of C$1,000 per Series 28 share. The Series 28 shares were issued to the limited recourse trustee of a consolidated trust to be held as trust assets in connection with the LRCN structure.
[3]	In connection with the issuance of C$1 billion principal amount of 7.117% LRCN Series 3 (Subordinated Indebtedness) on June 16, 2022, the Registrant issued 1 million Class 1 Series 29 preferred shares (Series 29) at a price of $1,000 per Series 29 share. The Series 29 shares were issued to the limited recourse trustee of a consolidated trust to be held as trust assets in connection with the LRCN structure.